SIGNIFICANT CUSTOMER (Narrative) (Details)	12 Months Ended
	Jul. 31, 2017 USD ($)	Jul. 31, 2017 CNY (¥)	Jul. 31, 2016 USD ($)	Jul. 31, 2015 USD ($)	Apr. 09, 2014
Revenues from a significant customer	$ 6,798,985		$ 8,705,527	$ 0
Xianning Xiangtian [Member]
Payments for Rent	83,132	¥ 555,360
Rent Expense	81,480
Xianning Lucksky Aerodynamic Electricity [Member]
Revenues from a significant customer	$ 6,800,000		$ 8,700,000	$ 0
Zhou Deng Rong [Member] | Xianning Lucksky Aerodynamic Electricity [Member]
Equity Method Investment, Ownership Percentage					70.00%
Zhou Jian [Member] | Xianning Lucksky Aerodynamic Electricity [Member]
Equity Method Investment, Ownership Percentage					30.00%